Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Share capital	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2018	kr 61	kr 8,059	kr 92	kr (198)	kr 8,014
Net result				157	157
Other comprehensive income			4		4
Total comprehensive income			4	157	161
Transactions with owners:
Exercise of warrants	1	38			39
Share-based compensation expenses				68	68
Net settlement of RSUs				(9)	(9)
Tax on items recognized directly in equity				14	14
Balance at end of period at Jun. 30, 2019	62	8,097	96	32	8,287
Balance at beginning of period at Dec. 31, 2019	65	11,755	98	2,130	14,048
Net result				3,647	3,647
Total comprehensive income				3,647	3,647
Transactions with owners:
Exercise of warrants		71			71
Share-based compensation expenses				98	98
Net settlement of RSUs				(18)	(18)
Tax on items recognized directly in equity				25	25
Balance at end of period at Jun. 30, 2020	kr 65	kr 11,826	kr 98	kr 5,882	kr 17,871